Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2013-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 2/28/2014

A.	DATES	Begin	End	# days

1	Payment Date		3/17/2014
2	Collection Period	2/1/2014	2/28/2014	28
3	Monthly Interest Period-Actual	2/18/2014	3/16/2014	27
4	Monthly Interest - Scheduled	2/15/2014	3/14/2014	30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	110,000,000.00	17,532,887.89	-	-	13,753,278.09	3,779,609.80	0.0343601
6	Class A-2a Notes	179,000,000.00	179,000,000.00	-	-	-	179,000,000.00	1.0000000
7	Class A-2b Notes	164,000,000.00	164,000,000.00	-	-	-	164,000,000.00	1.0000000
8	Class A-3 Notes	215,000,000.00	215,000,000.00	-	-	-	215,000,000.00	1.0000000
9	Class A-4 Notes	85,170,000.00	85,170,000.00	-	-	-	85,170,000.00	1.0000000
10	Total Class A Notes	753,170,000.00	660,702,887.89	0.00	0.00	13,753,278.09	646,949,609.80
11	Class B Notes	30,040,000.00	30,040,000.00	-	-	-	30,040,000.00	1.0000000

12	Total Notes	$783,210,000.00	690,742,887.89	$0.00	$0.00	$13,753,278.09	676,989,609.80

	Overcollateralization
13	Exchange Note	89,663,305.03	81,761,646.45				80,386,318.64
14	Series 2013-A Notes	23,759,745.31	45,111,930.17				46,487,257.98

15	Total Overcollateralization	113,423,050.34	126,873,576.62				126,873,576.62
16	Total Target Overcollateralization	$126,873,576.62	126,873,576.62				126,873,576.62

					Per $1000	Principal	Per $1000	Interest
		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
17	Class A-1 Notes		0.25000%	3,287.42	0.0298856	13,753,278.09	125.0298008	0.00
18	Class A-2a Notes		0.73000%	108,891.67	0.6083334	0.00	0.0000000	0.00
19	Class A-2b Notes	0.15450%	0.47450%	58,363.50	0.3558750	0.00	0.0000000	0.00
20	Class A-3 Notes		1.10000%	197,083.33	0.9166667	0.00	0.0000000	0.00
21	Class A-4 Notes		1.40000%	99,365.00	1.1666667	0.00	0.0000000	0.00
22	Total Class A Notes			466,990.92	0.6200339	13,753,278.09	18.2605230	0.00
23	Class B Notes		1.64000%	41,054.67	1.3666668	0.00	0.0000000	0.00

24	Totals			508,045.59	0.6486710	13,753,278.09	17.5601411	0.00

		Initial Balance	Beginning Balance					Ending Balance
25	Exchange Note Balance	806,969,745.31	735,854,818.06					723,476,867.78

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	3.50%	3.50%
27	Aggregate Securitization Value	896,633,050.34	803,863,186.42
28	Aggregate Base Residual Value (Not Discounted)	613,408,064.53	592,146,581.46

		Units	Securitization Value
29	Securitization Value — Beginning of Period	40,969	817,616,464.51
30	Depreciation/Payments		(8,514,460.43)
31	Gross Credit Losses	(62)	(1,245,861.97)
32	Scheduled & Early Terminations	(13)	(225,057.14)
33	Payoff Units & Lease Reversals	(181)	(3,767,898.55)
34	Repurchased Leases	-	-

35	Securitization Value - End of Period	40,713	803,863,186.42

World Omni Automobile Lease Securitization Trust 2013-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 2/28/2014

C.	SERVICING FEE

36	Servicing Fee Due	681,347.05

37	Unpaid Servicing Fees - Prior Collection Periods	0.00

38	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(12,343.77)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
39	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,483,165.25
40	Beginning Reserve Account Balance	4,483,165.25
41	Ending Reserve Account Balance	4,483,165.25

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
42	Total Active Units (Excluding Inventory)	40,492	99.59%	799,475,222.43
43	31 - 60 Days Delinquent	143	0.35%	2,903,400.23
44	61 - 90 Days Delinquent	22	0.05%	449,420.49
45	91+ Days Delinquent	6	0.01%	61,138.18

46	Total	40,663	100.00%	802,889,181.33

47	Current Period Net Residual Losses/(Gains)				(2,477.78)

48	Current Period Net Credit Losses/(Gains)				328,444.82

World Omni Automobile Lease Securitization Trust 2013-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 2/28/2014

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

49	Collected Amounts	17,586,714.94

50	Investment Earnings on Collection Account	664.27

51	Total Collected Amounts, prior to Servicer Advances	17,587,379.21

52	Servicer Advance	0.00

53	Total Collected Amounts - Available for Distribution	17,587,379.21

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

54	Servicing Fee	681,347.05
55	Interest on the Exchange Note - to the Trust Collection Account	1,005,668.25
56	Principal on the Exchange Note - to the Trust Collection Account	12,377,950.28
57	Trust Collection Account Shortfall Amount - to the Trust Collection Account	3,291,988.18
58	Remaining Funds Payable to Trust Collection Account	230,425.45

59	Total Distributions	17,587,379.21

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

60	Available Funds	16,906,032.16

61	Investment Earnings on Reserve Account	159.18

62	Reserve Account Draw Amount	0.00

63	Total Available Funds - Available for Distribution	16,906,191.34

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

64	Administration Fee	34,067.35
65	Class A Noteholders' Interest Distributable Amount	466,990.92
66	Noteholders' First Priority Principal Distributable Amount	-
67	Class B Noteholders' Interest Distributable Amount	41,054.67
68	Noteholders' Second Priority Principal Distributable Amount	-
69	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
70	Noteholders' Regular Principal Distributable Amount	13,753,278.09
71	Remaining Funds Payable to Certificateholder	2,610,800.31

72	Total Distributions	16,906,191.34